A

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.6%
	ADVERTISING & MARKETING - 0.2%
191,314	TechTarget, Inc.(a)	$ 740,385

	AEROSPACE & DEFENSE - 0.9%
4,837	AAR Corporation(a)	625,376
49,667	Amprius Technologies, Inc.(a)	490,710
6,850	Hexcel Corporation	634,790
38,263	Innovative Solutions and Support, Inc.(a)	726,997
56,812	Redwire Corporation(a)	607,888
		3,085,761
	APPAREL & TEXTILE PRODUCTS - 0.4%
17,564	Movado Group, Inc.	592,434
19,755	Oxford Industries, Inc.	756,419
		1,348,853
	ASSET MANAGEMENT - 0.9%
9,049	Cohen & Steers, Inc.	729,983
65,534	Compass Diversified Holdings(a)	757,573
17,421	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	689,001
6,520	Oppenheimer Holdings, Inc., Class A	774,510
		2,951,067
	AUTOMOTIVE - 2.7%
37,065	Adient plc(a)	703,123
24,738	Aeva Technologies, Inc.(a)	387,397
25,622	Cooper-Standard Holdings, Inc.(a)	686,157
25,292	Dana, Inc.	758,254
127,421	Dauch Corporation(a)	797,655
40,647	Fox Factory Holding Corporation(a)	830,418
26,988	Gentex Corporation	603,722
20,103	Gentherm, Inc.(a)	789,847
104,248	Goodyear Tire & Rubber Company (The)(a)	653,635
156,884	indie Semiconductor, Inc., Class A(a),(b)	582,824
5,131	Lear Corporation	641,324
701,217	SES AI Corporation(a)	364,422
17,416	Standard Motor Products, Inc.	656,932

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	AUTOMOTIVE - 2.7% (Continued)
6,978	Visteon Corporation	$ 710,500
		9,166,210
	BANKING - 12.6%
8,385	1st Source Corporation	718,008
22,144	Alerus Financial Corporation	728,538
7,588	Ameris Bancorp	639,289
6,186	BancFirst Corporation	675,635
14,124	BankUnited, Inc.	644,054
18,068	Bar Harbor Bankshares	708,808
32,569	Bridgewater Bancshares, Inc.(a)	686,229
18,187	Byline Bancorp, Inc.	689,651
12,686	Camden National Corporation	716,505
13,831	Capital City Bank Group, Inc.	698,189
20,199	ChoiceOne Financial Services, Inc.	670,809
5,188	City Holding Company	741,625
10,241	Community Financial System, Inc.	642,623
8,662	Customers Bancorp, Inc.(a)	677,195
24,151	Eagle Bancorp, Inc.	659,081
46,881	Farmers National Banc Corporation	731,812
12,383	FB Financial Corporation	705,336
38,914	First Bank	692,669
23,226	First Busey Corporation	699,103
33,626	First Commonwealth Financial Corporation	696,058
20,300	First Financial Bancorp	662,389
19,813	First Financial Bankshares, Inc.	658,386
17,850	First Interstate BancSystem, Inc., Class A	657,059
15,687	First Merchants Corporation	650,540
14,160	Five Star Bancorp	648,811
45,998	Flagstar Financial, Inc.	612,233
35,721	FNB Corporation	651,194
28,321	Fulton Financial Corporation	664,411
13,264	Glacier Bancorp, Inc.	614,256
8,746	Great Southern Bancorp, Inc.	684,549
17,613	Hilltop Holdings, Inc.	670,175

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	BANKING - 12.6% (Continued)
23,932	Home BancShares, Inc.	$ 705,037
50,141	Hope Bancorp, Inc.	691,444
34,281	Horizon Bancorp, Inc.	665,737
8,997	International Bancshares Corporation	631,230
11,121	Lakeland Financial Corporation	657,140
16,682	Live Oak Bancshares, Inc.	657,104
11,953	Mercantile Bank Corporation	714,311
13,666	Merchants Bancorp	719,378
13,889	NBT Bancorp, Inc.	714,172
45,210	Northwest Bancshares, Inc.	691,261
17,930	Peoples Bancorp, Inc.	705,904
9,448	Prosperity Bancshares, Inc.	676,099
16,097	Renasant Corporation	658,528
7,559	Republic Bancorp, Inc., Class A	706,842
13,982	S&T Bancorp, Inc.	691,829
15,688	ServisFirst Bancshares, Inc.	675,212
16,894	Sierra Bancorp	669,340
30,187	Simmons First National Corporation, Class A	681,622
14,592	SmartFinancial, Inc.	737,626
19,525	Southside Bancshares, Inc.	616,209
6,607	Texas Capital Bancshares, Inc.	642,068
38,674	TFS Financial Corporation	675,635
17,030	Third Coast Bancshares, Inc.(a)	759,537
18,869	Towne Bank	698,908
14,960	United Bankshares, Inc.	705,065
19,388	United Community Banks, Inc.	675,478
11,678	Unity Bancorp, Inc.	677,674
46,517	Valley National Bancorp	634,492
18,848	Washington Trust Bancorp, Inc.	737,522
17,513	WesBanco, Inc.	700,695
11,660	Westamerica BanCorporation	676,863
		42,245,182

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	BEVERAGES - 0.2%
85,290	Westrock Coffee Company(a)	$ 664,409

	BIOTECH & PHARMA - 3.6%
81,446	ADMA Biologics, Inc.(a)	764,778
18,402	Agios Pharmaceuticals, Inc.(a)	619,779
26,207	Arcutis Biotherapeutics, Inc.(a)	628,182
135,222	Ardelyx, Inc.(a)	511,139
68,561	BioCryst Pharmaceuticals, Inc.(a)	665,042
46,309	Biohaven Ltd.(a)	707,138
107,336	Certara, Inc.(a)	889,816
8,017	Cytokinetics, Inc.(a)	568,485
528,951	Geron Corporation(a)	788,137
27,040	Pacira BioSciences, Inc.(a)	700,336
120,060	Precigen, Inc.(a)	832,016
14,390	Prestige Consumer Healthcare, Inc.(a)	745,114
5,521	Protagonist Therapeutics, Inc.(a)	815,728
8,319	PTC Therapeutics, Inc.(a)	578,503
31,191	Syndax Pharmaceuticals, Inc.(a)	601,674
17,076	Viking Therapeutics, Inc.(a)	559,751
41,948	Xencor, Inc.(a)	1,143,713
		12,119,331
	CABLE & SATELLITE - 0.1%
12,791	Cable One, Inc.(a)	350,218

	CHEMICALS - 3.9%
34,977	AdvanSix, Inc.	587,963
18,587	Avient Corporation	818,943
4,050	Balchem Corporation	712,355
7,515	Cabot Corporation	621,566
19,136	Calumet, Inc.(a)	951,634
33,721	Chemours Company (The)	524,699
55,235	Ecovyst, Inc.(a)	561,740
4,873	Hawkins, Inc.	586,076
11,598	HB Fuller Company	637,310

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	CHEMICALS - 3.9% (Continued)
9,101	Ingevity Corporation(a)	$ 630,608
8,363	Innospec, Inc.	784,951
2,313	Materion Corporation	546,053
9,320	Minerals Technologies, Inc.	660,974
102,237	Orion S.A.	637,959
4,267	Quaker Chemical Corporation	707,469
4,150	Rogers Corporation(a)	521,116
5,584	Sensient Technologies Corporation	753,505
12,315	Stepan Company	771,042
109,236	Tronox Holdings PLC, Class A	577,858
2,802	WD-40 Company	600,048
		13,193,869
	COMMERCIAL SUPPORT SERVICES - 3.1%
15,427	ABM Industries, Inc.	719,361
14,670	Alarm.com Holdings, Inc.(a)	844,405
7,501	Brady Corporation, Class A	679,966
48,404	BrightView Holdings, Inc.(a)	537,768
7,207	Brink's Company (The)	785,059
21,180	CBIZ, Inc.(a)	1,154,097
4,836	CRA International, Inc.	843,882
25,185	Distribution Solutions Group, Inc.(a)	876,186
16,596	Insperity, Inc.	885,397
14,470	Kforce, Inc.	833,183
33,543	Target Hospitality Corporation(a)	621,216
2,585	UniFirst Corporation	715,011
8,857	Willdan Group, Inc.(a)	778,973
		10,274,504
	CONSTRUCTION MATERIALS - 0.7%
14,926	Apogee Enterprises, Inc.	583,010
107,111	Aspen Aerogels, Inc.(a)	528,057
4,621	Northwest Pipe Company(a)	507,940
13,722	Trex Company, Inc.(a)	625,449
		2,244,456

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	CONSUMER SERVICES - 1.4%
120,910	Coursera, Inc.(a)	$ 788,334
598	Graham Holdings Company, Class B	675,076
4,755	Grand Canyon Education, Inc.(a)	704,358
18,799	Laureate Education, Inc., Class A(a)	705,526
13,682	Lincoln Educational Services Corporation(a)	344,239
25,652	Matthews International Corporation, Class A	532,792
15,948	Universal Technical Institute, Inc.(a)	336,981
32,460	Upbound Group, Inc.	594,018
		4,681,324
	CONTAINERS & PACKAGING - 1.3%
20,504	Karat Packaging, Inc.	976,810
19,557	Myers Industries, Inc.	627,584
71,309	O-I Glass, Inc.(a)	518,416
93,318	Ranpak Holdings Corporation(a)	443,261
14,718	Silgan Holdings, Inc.	611,386
12,106	Sonoco Products Company	667,646
15,196	TriMas Corporation	589,301
		4,434,404
	E-COMMERCE DISCRETIONARY - 0.2%
29,564	Revolve Group, Inc.(a)	656,912

	ELECTRIC UTILITIES - 1.3%
9,112	Black Hills Corporation	653,148
50,698	Hawaiian Electric Industries, Inc.(a)	568,832
4,498	IDACORP, Inc.	612,448
8,358	MGE Energy, Inc.	649,333
6,266	Ormat Technologies, Inc.	639,132
12,035	TXNM Energy, Inc.	693,335
12,914	Unitil Corporation	691,416
		4,507,644
	ELECTRICAL EQUIPMENT - 2.2%
5,335	AAON, Inc.	405,300
1,832	Advanced Energy Industries, Inc.	507,208
867	Argan, Inc.	368,466

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	ELECTRICAL EQUIPMENT - 2.2% (Continued)
4,643	Badger Meter, Inc.	$ 628,987
5,687	Belden, Inc.	650,934
9,437	Cognex Corporation	575,280
1,955	ESCO Technologies, Inc.	533,774
7,921	Itron, Inc.(a)	768,415
27,209	Kimball Electronics, Inc.(a)	642,677
78,010	Lightbridge Corporation(a)	587,415
2,571	Modine Manufacturing Company(a)	458,744
3,109	OSI Systems, Inc.(a)	646,392
14,327	Sensata Technologies Holding PLC	587,837
		7,361,429
	ENGINEERING & CONSTRUCTION - 0.7%
11,689	Exponent, Inc.	830,036
3,010	Installed Building Products, Inc.	730,918
1,378	MYR Group, Inc.(a)	401,577
7,061	Primoris Services Corporation	509,169
		2,471,700
	FOOD - 2.7%
8,530	Cal-Maine Foods, Inc.	673,188
12,495	Darling Ingredients, Inc.(a)	828,044
86,646	Flowers Foods, Inc.	599,590
53,501	Herbalife Ltd.(a)	587,976
9,281	J & J Snack Foods Corporation	818,399
7,889	John B Sanfilippo & Son, Inc.	581,340
23,162	Lifeway Foods, Inc.(a)	602,907
5,999	Marzetti Company (The)	675,787
6,748	Nathan's Famous, Inc.	660,359
7,758	Post Holdings, Inc.(a)	646,707
32,413	USANA Health Sciences, Inc.(a)	462,209
88,895	Utz Brands, Inc.	1,262,309
59,299	Vital Farms, Inc.(a)	633,313
		9,032,128
	FORESTRY, PAPER & WOOD PRODUCTS - 0.4%
8,729	Louisiana-Pacific Corporation	615,482

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS - 0.4% (Continued)
18,120	Sylvamo Corporation	$ 650,870
		1,266,352
	GAS & WATER UTILITIES - 1.9%
8,240	American States Water Company	735,750
5,566	Chesapeake Utilities Corporation	743,284
32,097	MDU Resources Group, Inc.	639,372
12,081	Middlesex Water Company	700,698
12,115	New Jersey Resources Corporation	646,214
8,775	ONE Gas, Inc.	695,594
7,654	Southwest Gas Holdings, Inc.	676,078
8,729	Spire, Inc.	714,381
22,196	York Water Company (The)	756,440
		6,307,811
	HEALTH CARE FACILITIES & SERVICES - 1.8%
23,376	Acadia Healthcare Company, Inc.(a)	644,243
6,862	Addus HomeCare Corporation(a)	786,866
6,182	agilon health, Inc.(a)	543,336
10,966	CorVel Corporation(a)	755,338
70,746	Ginkgo Bioworks Holdings, Inc.(a)	481,780
3,240	National HealthCare Corporation	701,557
47,446	NeoGenomics, Inc.(a)	849,757
11,196	RadNet, Inc.(a)	848,881
40,964	Surgery Partners, Inc.(a)	568,990
		6,180,748
	HEALTH CARE REIT - 0.9%
16,847	CareTrust REIT, Inc.	656,191
71,548	Diversified Healthcare Trust	541,618
147,462	Medical Properties Trust, Inc.	585,424
8,911	National Health Investors, Inc.	633,661
34,745	Sabra Health Care REIT, Inc.	708,451
		3,125,345
	HOME & OFFICE PRODUCTS - 0.2%
17,013	HNI Corporation	823,940

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	HOME CONSTRUCTION - 1.6%
8,645	Green Brick Partners, Inc.(a)	$ 624,342
7,015	Griffon Corporation	683,191
19,201	Interface, Inc.	728,102
465,874	JELD-WEN Holding, Inc.(a)	1,113,440
10,960	KB Home	584,168
10,743	LGI Homes, Inc.(a)	600,963
4,256	M/I Homes, Inc.(a)	633,335
8,173	Meritage Homes Corporation	567,451
		5,534,992
	HOTEL REIT - 1.2%
55,802	DiamondRock Hospitality Company	686,923
34,913	Pebblebrook Hotel Trust	632,624
57,849	RLJ Lodging Trust	638,653
5,268	Ryman Hospitality Properties, Inc.	667,772
78,521	Service Properties Trust	612,464
33,348	Xenia Hotels & Resorts, Inc.	625,275
		3,863,711
	HOUSEHOLD PRODUCTS - 1.8%
15,396	Central Garden & Pet Company(a)	661,720
25,019	Edgewell Personal Care Company	718,546
32,170	Energizer Holdings, Inc.	700,663
23,699	Helen of Troy Ltd.(a)	713,340
186,382	Honest Company, Inc. (The)(a)	1,066,104
6,105	Interparfums, Inc.	716,910
131,078	Nu Skin Enterprises, Inc., Class A	614,756
36,923	Quanex Building Products Corporation	709,660
		5,901,699
	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.0%
1,810	Enpro, Inc.	536,158
15,327	Gibraltar Industries, Inc.(a)	689,563
123,191	Janus International Group, Inc.(a)	611,027
1,896	Standex International Corporation	549,195
4,695	Timken Company (The)	565,513

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.0% (Continued)
1,185	Valmont Industries, Inc.	$ 556,547
		3,508,003
	INDUSTRIAL REIT - 0.4%
11,082	First Industrial Realty Trust, Inc.	685,754
12,615	LXP Industrial Trust	765,858
		1,451,612
	INDUSTRIAL SUPPORT SERVICES - 0.2%
120,054	Hudson Technologies, Inc.(a)	641,088

	INSTITUTIONAL FINANCIAL SERVICES - 0.2%
26,997	Amerant Bancorp, Inc.	775,084

	INSURANCE - 2.1%
20,046	AMERISAFE, Inc.	521,998
13,462	Employers Holdings, Inc.	660,850
71,539	Genworth Financial, Inc., Class A(a)	711,098
13,226	Horace Mann Educators Corporation	673,071
25,476	Kemper Corporation	717,914
6,364	Mercury General Corporation	648,873
16,557	NMI Holdings, Inc., Class A(a)	734,303
11,617	RLI Corporation	737,331
9,166	Safety Insurance Group, Inc.	950,880
27,909	Trupanion, Inc.(a)	813,547
		7,169,865
	INTERNET MEDIA & SERVICES - 0.7%
115,307	Angi, Inc.(a)	536,178
29,203	Groupon, Inc.(a)	560,113
25,232	HealthStream, Inc.	732,989
103,236	Serve Robotics, Inc.(a),(b)	502,759
		2,332,039
	LEISURE FACILITIES & SERVICES - 0.8%
8,587	Cheesecake Factory, Inc. (The)	940,190
11,939	Kura Sushi USA, Inc.(a)	545,135
24,126	Lindblad Expeditions Holdings, Inc.(a)	640,787

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	LEISURE FACILITIES & SERVICES - 0.8% (Continued)
14,431	United Parks & Resorts, Inc.(a)	$ 577,384
		2,703,496
	LEISURE PRODUCTS - 1.3%
8,091	Brunswick Corporation	614,107
36,279	Callaway Golf Company(a)	569,943
14,955	Johnson Outdoors, Inc., Class A	672,975
26,702	MasterCraft Boat Holdings, Inc.(a)	621,623
9,951	Polaris, Inc.	642,238
9,059	Thor Industries, Inc.	688,483
21,534	Winnebago Industries, Inc.	647,958
		4,457,327
	MACHINERY - 2.5%
9,162	Albany International Corporation, Class A	507,850
11,168	Astec Industries, Inc.	475,198
7,555	CECO Environmental Corporation(a)	537,916
45,659	Columbus McKinnon Corporation	806,338
76,440	Energy Recovery, Inc.(a)	589,352
6,375	Franklin Electric Company, Inc.	638,074
7,465	Gorman-Rupp Company (The)	562,861
7,673	Helios Technologies, Inc.	560,282
19,782	Hyster-Yale, Inc., Class A	669,819
4,724	John Bean Technologies Corporation	552,094
2,175	Kadant, Inc.	650,630
19,492	Kennametal, Inc.	571,895
5,557	Lindsay Corporation	638,555
7,807	Tennant Company	543,367
		8,304,231
	MEDICAL EQUIPMENT & DEVICES - 4.5%
29,255	Castle Biosciences, Inc.(a)	966,293
210,423	Embecta Corporation	1,081,574
33,441	Enovis Corporation(a)	822,314
4,850	Glaukos Corporation(a)	870,866
9,065	Haemonetics Corporation(a)	934,330
4,642	ICU Medical, Inc.(a)	802,834

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 4.5% (Continued)
37,515	Integra LifeSciences Holdings Corporation(a)	$ 634,754
120,582	Myriad Genetics, Inc.(a)	388,274
77,429	Neogen Corporation(a)	895,079
16,579	Omnicell, Inc.(a)	582,918
74,776	Orthofix Medical, Inc.(a)	702,147
24,198	Pulse Biosciences, Inc.(a)	1,217,885
186,297	SS Innovations International, Inc.(a),(b)	635,273
44,425	Tandem Diabetes Care, Inc.(a)	977,794
6,910	Twist Bioscience Corporation(a)	960,490
2,598	UFP Technologies, Inc.(a)	774,074
66,589	Varex Imaging Corporation(a)	1,231,231
11,639	Veracyte, Inc.(a)	502,688
		14,980,818
	METALS & MINING - 0.6%
244,167	American Battery Technology Company(a)	659,251
21,988	Compass Minerals International, Inc.(a)	546,622
44,078	Hecla Mining Company	875,829
		2,081,702
	MORTGAGE FINANCE - 0.7%
64,043	Apollo Commercial Real Estate Finance, Inc.	442,537
70,181	MFA Financial, Inc.	618,996
60,455	PennyMac Mortgage Investment Trust	563,441
141,392	Redwood Trust, Inc.	653,231
		2,278,205
	MULTI ASSET CLASS REIT - 0.6%
96,946	AH Realty Trust, Inc.	628,210
27,564	American Assets Trust, Inc.	619,087
55,485	Gladstone Commercial Corporation	719,640
		1,966,937
	OFFICE REIT - 1.3%
214,723	Brandywine Realty Trust	648,463
126,838	Empire State Realty Trust, Inc., Class A	574,576
22,488	Highwoods Properties, Inc.	688,133
44,055	Hudson Pacific Properties, Inc.(a)	553,771

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	OFFICE REIT - 1.3% (Continued)
46,004	JBG SMITH Properties	$ 554,348
18,107	Kilroy Realty Corporation	657,284
73,657	Piedmont Realty Trust, Inc., Class A(a)	704,897
		4,381,472
	OIL & GAS PRODUCERS - 1.5%
331,704	Clean Energy Fuels Corporation(a)	527,409
97,159	HighPeak Energy, Inc.	795,732
328,477	Kosmos Energy Ltd.(a)	939,444
12,142	Par Pacific Holdings, Inc.(a)	970,389
26,173	SM Energy Company	973,113
135,094	VAALCO Energy, Inc.	802,458
		5,008,545
	OIL & GAS SERVICES & EQUIPMENT - 2.7%
52,488	DNOW, Inc.(a)	841,383
46,529	Expro Ltd.(a)	843,105
27,954	Innovex International, Inc.(a)	857,349
8,048	Nabors Industries Ltd.(a)	753,615
23,106	National Energy Services Reunited Corporation(a)	811,252
16,752	Oceaneering International, Inc.(a)	867,083
85,404	Oil States International, Inc.(a)	753,263
47,452	ProPetro Holding Corporation(a)	539,055
117,886	RPC, Inc.	769,796
34,782	Select Water Solutions, Inc., Class A	678,249
59,902	TETRA Technologies, Inc.(a)	413,324
10,241	Tidewater, Inc.(a)	953,641
		9,081,115
	PUBLISHING & BROADCASTING - 0.4%
283,030	Clear Channel Outdoor Holdings, Inc.(a)	670,781
14,622	Scholastic Corporation	561,485
		1,232,266
	REAL ESTATE OWNERS & DEVELOPERS - 0.4%
5,611	McGrath RentCorporation	630,901
10,943	St Joe Company (The)	723,332
		1,354,233

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	REAL ESTATE SERVICES - 0.4%
21,939	Marcus & Millichap, Inc.	$ 694,589
33,090	RMR Group, Inc. (The), Class A	639,299
		1,333,888
	RENEWABLE ENERGY - 1.6%
25,032	Ameresco, Inc., Class A(a)	553,708
93,183	Array Technologies, Inc.(a)	411,869
2,943	EnerSys	541,100
118,895	Eos Energy Enterprises, Inc.(a),(b)	382,842
34,942	Fluence Energy, Inc.(a)	377,723
18,741	FuelCell Energy, Inc.(a)	322,907
461,202	Gevo, Inc.(a)	765,595
44,448	Green Plains, Inc.(a)	642,274
312,037	OPAL Fuels, Inc.(a)	620,954
252,281	Plug Power, Inc.(a)	544,927
73,247	T1 Energy, Inc.(a)	325,949
		5,489,848
	RESIDENTIAL REIT - 0.8%
228,706	Apartment Investment and Management Company	574,052
40,796	Independence Realty Trust, Inc.	660,079
24,540	NexPoint Residential Trust, Inc.	581,843
44,799	UMH Properties, Inc.	736,945
		2,552,919
	RETAIL - CONSUMER STAPLES - 0.4%
69,953	Grocery Outlet Holding Corporation(a)	835,939
21,685	Natural Grocers by Vitamin Cottage, Inc.	593,518
		1,429,457
	RETAIL - DISCRETIONARY - 2.0%
3,422	Asbury Automotive Group, Inc.(a)	723,411
4,664	Avis Budget Group, Inc.(a)	687,893
30,769	Ethan Allen Interiors, Inc.	727,687
365,249	EVgo, Inc.(a),(b)	489,434
17,067	La-Z-Boy, Inc.	540,000
39,915	Monro, Inc.	497,341
36,429	National Vision Holdings, Inc.(a)	622,207

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	RETAIL - DISCRETIONARY - 2.0% (Continued)
7,624	Patrick Industries, Inc.	$ 623,033
8,088	Sonic Automotive, Inc., Class A	636,121
17,401	Valvoline, Inc.(a)	557,876
1,636	Winmark Corporation	544,330
		6,649,333
	RETAIL REIT - 1.3%
32,448	Acadia Realty Trust	664,211
2,438	Alexander's, Inc.	662,307
27,721	Four Corners Property Trust, Inc.	689,698
23,801	Kite Realty Group Trust	614,066
26,863	Macerich Company (The)	634,504
18,241	Saul Centers, Inc.	594,839
17,206	Tanger, Inc.	648,838
		4,508,463
	SEMICONDUCTORS - 2.8%
7,078	Aehr Test Systems(a)	561,073
7,696	Ambiq Micro, Inc.(a)	448,754
14,351	CEVA, Inc.(a)	388,195
4,617	Cirrus Logic, Inc.(a)	505,608
9,368	Cohu, Inc.(a)	431,865
6,272	Diodes, Inc.(a)	569,498
4,323	FormFactor, Inc.(a)	434,937
4,842	Impinj, Inc.(a)	844,056
5,809	IPG Photonics Corporation(a)	441,949
5,449	MaxLinear, Inc., Class A(a)	326,450
6,696	NVE Corporation	670,403
9,033	Penguin Solutions, Inc.(a)	443,340
21,055	Photronics, Inc.(a)	592,488
8,192	Power Integrations, Inc.	420,905
4,189	Semtech Corporation(a)	556,969
3,132	Silicon Laboratories, Inc.(a)	686,064
4,799	Ultra Clean Holdings, Inc.(a)	325,516
9,394	Veeco Instruments, Inc.(a)	416,154

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	SEMICONDUCTORS - 2.8% (Continued)
12,778	Vishay Intertechnology, Inc.	$ 388,835
		9,453,059
	SOFTWARE - 5.8%
13,641	ACI Worldwide, Inc.(a)	726,792
91,554	Amplitude, Inc., Class A(a)	1,290,912
23,155	Blackbaud, Inc.(a)	1,112,829
75,064	C3.ai, Inc., Class A(a)	812,192
18,476	Calix, Inc.(a)	704,305
4,836	CommVault Systems, Inc.(a)	665,047
31,017	Concentrix Corporation	933,612
901,000	Definitive Healthcare Corporation(a)	855,950
9,256	Digi International, Inc.(a)	693,645
16,231	Donnelley Financial Solutions, Inc.(a)	783,957
9,536	IonQ, Inc.(a)	374,860
31,233	Omada Health, Inc.(a)	766,770
9,606	PDF Solutions, Inc.(a)	427,275
66,371	Phreesia, Inc.(a)	810,390
20,082	Progress Software Corporation(a)	929,194
52,047	PubMatic, Inc., Class A(a)	865,542
14,302	Q2 Holdings, Inc.(a)	930,202
4,930	Qualys, Inc.(a)	917,670
11,886	SPS Commerce, Inc.(a)	1,015,064
16,366	Varonis Systems, Inc.(a)	716,340
505,446	Veritone, Inc.(a),(b)	401,172
36,950	Via Transportation, Inc.(a)	1,032,014
114,157	Weave Communications, Inc.(a)	834,488
234,163	ZoomInfo Technologies, Inc., Class A(a)	992,851
		19,593,073
	SPECIALTY FINANCE - 1.2%
7,327	Encore Capital Group, Inc.(a)	710,792
2,839	Enova International, Inc.(a)	643,658
24,195	MGIC Investment Corporation	741,577
5,122	Nelnet, Inc., Class A	641,633
36,760	PRA Group, Inc.(a)	691,823

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	SPECIALTY FINANCE - 1.2% (Continued)
3,031	World Acceptance Corporation(a)	$ 557,128
		3,986,611
	STEEL - 0.4%
10,798	Commercial Metals Company	728,541
36,531	Metallus, Inc.(a)	713,085
		1,441,626
	TECHNOLOGY HARDWARE - 3.2%
49,417	ADTRAN Holdings, Inc.(a)	382,982
6,652	Anterix, Inc.(a)	604,600
51,188	Arlo Technologies, Inc.(a)	673,122
3,231	Arrow Electronics, Inc.(a)	660,513
6,846	Benchmark Electronics, Inc.	481,137
34,770	Daktronics, Inc.(a)	679,059
112,839	Enovix Corporation(a),(b)	381,396
41,829	Harmonic, Inc.(a)	501,111
16,274	Knowles Corporation(a)	556,245
151,710	Kopin Corporation(a)	673,592
15,662	NetScout Systems, Inc.(a)	608,155
38,239	One Stop Systems, Inc.(a)	398,450
39,074	PAR Technology Corporation(a)	734,592
2,299	Plexus Corporation(a)	550,542
176,772	Powerfleet, Inc.(a)	530,316
81,625	Stratasys Ltd.(a)	632,594
56,226	Syntec Optics Holdings, Inc.(a)	460,491
7,804	ViaSat, Inc.(a)	524,975
14,104	Viavi Solutions, Inc.(a)	511,834
53,407	Vistance Networks, Inc.	336,998
		10,882,704
	TECHNOLOGY SERVICES - 2.2%
26,888	ExlService Holdings, Inc.(a)	1,023,895
9,296	ICF International, Inc.	828,274
19,767	KBR, Inc.	741,263
42,072	Marqeta, Inc.(a)	690,822
12,673	MAXIMUS, Inc.	732,119

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	TECHNOLOGY SERVICES - 2.2% (Continued)
162,887	Repay Holdings Corporation(a)	$ 584,764
148,560	TaskUS, Inc., Class A	1,225,621
149,382	Telos Corporation(a)	720,021
4,949	WEX, Inc.(a)	943,180
		7,489,959
	TELECOMMUNICATIONS - 0.2%
12,474	Iridium Communications, Inc.	586,029

	TIMBER REIT - 0.2%
32,232	Rayonier, Inc.	660,756

	TRANSPORTATION & LOGISTICS - 2.9%
5,789	Allegiant Travel Company(a)	440,253
4,779	ArcBest Corporation	659,359
15,535	Covenant Logistics Group, Inc., Class A	549,162
19,643	Dorian, L.P.G Ltd.	982,935
51,454	Forward Air Corporation(a)	874,718
27,926	Genco Shipping & Trading Ltd.	732,499
45,002	Heartland Express, Inc.	556,225
15,738	Hub Group, Inc., Class A	627,474
8,794	Knight-Swift Transportation Holdings, Inc.	602,477
3,314	Landstar System, Inc.	598,608
39,320	Marten Transport Ltd.	566,994
3,556	Matson, Inc.	799,424
15,764	Werner Enterprises, Inc.	617,634
80,928	Wheels Up Experience, Inc.(a)	357,702
20,527	World Kinect Corporation	733,840
		9,699,304
	TRANSPORTATION EQUIPMENT - 1.1%
6,094	Allison Transmission Holdings, Inc.	766,078
8,715	Blue Bird Corporation(a)	506,777
13,844	Greenbrier Companies, Inc. (The)	623,949
134,805	Hyliion Holdings Corporation(a)	467,773
19,739	Trinity Industries, Inc.	568,878

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares				Fair Value
	COMMON STOCKS — 98.6% (Continued)
	TRANSPORTATION EQUIPMENT - 1.1% (Continued)
51,188	Wabash National Corporation			$ 690,526
				3,623,981
	WHOLESALE - CONSUMER STAPLES - 0.6%
9,833	Andersons, Inc. (The)			637,867
56,617	Mission Produce, Inc.(a)			720,168
14,903	United Natural Foods, Inc.(a)			653,646
				2,011,681
	WHOLESALE - DISCRETIONARY - 0.7%
8,262	ePlus, Inc.			726,808
16,580	OPENLANE, Inc.(a)			590,248
13,162	ScanSource, Inc.(a)			751,419
101,238	ThredUp, Inc.(a)			272,330
				2,340,805

	TOTAL COMMON STOCKS (Cost $299,478,444)			331,975,918

		Expiration Date	Exercise Price
	RIGHT — 0.0%(d)
	BIOTECH & PHARMA - 0.0% (d)
6,384	Bristol-Myers Squibb Company – CVR (a)(f)(g)	1/23/2031	$12.00	–
31,022	Roche Holding A.G. – CVR (a)(f)(g)	12/31/2035	$6.00	–
44,117	Sage Therapeutics, Inc..– CVR (a)(f)(g)	12/31/2030	$3.50	–
				–
	MEDICAL EQUIPMENT & DEVICES - 0.0% (d)
26,350	Zimmer Biomet Holdings, Inc. – CVR (a)(f)(g)	12/31/2026	$1.00	–

	TOTAL RIGHTS (Cost $0)			–

INSPIRE SMALL/MID CAP ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Shares		Fair Value
COLLATERAL FOR SECURITIES LOANED — 0.9%
MONEY MARKET FUND - 0.9%
2,934,340	Fidelity Investments Money Market Government Portfolio - Institutional Class, 3.59% (Cost $2,934,340)(c)(e)	$ 2,934,340

	TOTAL INVESTMENTS - 99.5% (Cost $302,412,784)	$ 334,910,258
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	1,588,960
	NET ASSETS - 100.0%	$ 336,499,218

CVR	- Contingent Value Right
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of August 31, 2026 was $2,658,818.
(c)	Security was purchased with cash received as collateral for securities on loan at August 31, 2026. Total collateral had a value of $2,934,340 at August 31, 2026.
(d)	Percentage rounds to less than 0.1%.
(e)	Rate disclosed is the seven day effective yield as of August 31, 2026.
(f)	The fair value of this investment is determined using significant unobservable inputs.
(g)	Illiquid security. The total fair value of these securities as of August 31, 2026 was $0, representing 0% of net assets.